Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss and comprehensive loss	$ (426,253)	$ 265,776	$ (17,629,675)	$ (24,621,514)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	568,141	535,237	2,308,400	1,900,819
Share based compensation	489,467	591,462	2,685,964	1,301,213
Disposal of equipment				202,493
Change in deferred taxes			(116,385)	(128,395)
Loss on impairment of goodwill and intangible assets			2,337,264	2,414,485
Change in fair value of contingent consideration				(855,000)
Lease cost, net of repayment	3,420	11,355	(4,259)	34,387
Amortization and extinguishment of debt discounts	212,217	248,456	993,024	6,750,863
Change in fair value of derivative liability	390,405	(3,538,440)	(8,934,632)	6,113,485
Unrealized loss (gain) on crypto asset	25,309	39,266	99,061	(20,376)
Loss on extinguishment of convertible debentures			13,878,098	2,935,028
Loss on impairment of prepaid assets and notes receivable				246,899
Changes in operating assets and liabilities
Accounts receivable, net	(1,041,388)	(494,238)	801,890	135,516
Prepaid expenses and deposits	(754,368)	(946,659)	116,089	232,925
Deferred costs and other current assets			(1,800)	(507,186)
Inventory	(234,276)	(721,538)	821,605	(934,056)
Other assets	4,436	10,584	326,080	(76,385)
Accounts payable and other accrued liabilities	410,941	1,320,132	(511,252)	(363,768)
Holdback liability			(160,000)
Related party payables	(142,867)	224,728	108,354	767,508
Uncertain tax positions	889,817	617,667	2,545,279	3,421,953
Net cash provided by (used in) operating activities	395,001	(1,836,212)	(336,895)	(1,049,106)
Cash Flows from Investing Activities
Equipment purchase	(494,839)	(162,075)	(642,014)	(5,919,341)
Proceeds from sale of crypto currency			403,622
Investment in intangible assets			(510,831)	(346,777)
Net cash used in investing activities	(494,839)	(162,075)	(749,223)	(6,266,118)
Cash Flows from Financing Activities
Issuance of common shares			1,350,707	2,277,759
Financing arrangements				241,898
Proceeds from issuance of notes payable			749,630	1,325,574
Issuance of preferred and common shares	4,500,000
Repayment of notes	(249,912)	(22,097)	(1,159,133)	(469,829)
Repayment of related party contingent consideration	(235,000)
Proceeds from issuance of related party note payable		204,000		249,900
Cash repayments of related party notes payable	(350,000)		(396,000)
Net cash provided by financing activities	3,665,088	181,903	545,204	3,625,302
Net increase (decrease) in Cash	3,565,250	(1,816,384)	(540,914)	(3,689,922)
Effect of foreign exchange translation		(343)	(343)	7,314
Cash, beginning of period	2,190,722	2,731,979	2,731,979	6,414,587
Cash, end of period	5,755,972	915,252	2,190,722	2,731,979
Supplemental disclosure of cash flow information
Cash paid for interest	62,521	168,038	174,104	168,038
Other non-cash investing and financing activities
Common shares issues for earnout consideration		935,618	935,618
Modification of notes payable and warrants	217,255
Recognition of derivative liability for warrants and preferred share conversion feature issued	$ 2,013,636
Shares returned to treasury	30,742
Financed equipment			433,112
Non-cash note repayment			50,423
Reclass of accrued interest			89,089
Related party note issued in exchange for crypto currency			405,650
Related party note additions			245,050
Common shares issued for trade payables			368,142
Resale of note payable to related party			350,000	472,000
Conversion of convertible debentures and derivatives			11,400,078	7,083,853
Recognition of derivative liability for warrants issued			1,108,818	1,230,226
Acquisition of remaining interest in Aya Biosciences				3,649,489
Assumption of lease liability in exchange for right of use asset				268,129
Stock payable				1,900,000
Acquired licenses held for sale				1,445,483
Discount recognized on note payable